Offerings	May 14, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note

(1)
The amount to be registered consists of up to $400,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants, units and/or subscription rights that may be offered and sold from time to time in one or more offerings.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
The amount to be registered consists of up to $400,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants, units and/or subscription rights that may be offered and sold from time to time in one or more offerings.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
The amount to be registered consists of up to $400,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants, units and/or subscription rights that may be offered and sold from time to time in one or more offerings.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)
The amount to be registered consists of up to $400,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants, units and/or subscription rights that may be offered and sold from time to time in one or more offerings.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note

(1)
The amount to be registered consists of up to $400,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants, units and/or subscription rights that may be offered and sold from time to time in one or more offerings.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240
Offering Note

(1)
The amount to be registered consists of up to $400,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants, units and/or subscription rights that may be offered and sold from time to time in one or more offerings.